Share capital and share premium account	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Share capital and share premium account

37. Share capital and share premium account
Share Consolidation
Following completion of the Consumer Healthcare business demerger on 18 July 2022, GSK plc Ordinary shares were consolidated to maintain share price comparability before and after demerger. The consolidation was approved by GSK shareholders at a General Meeting held on 6 July 2022. Shareholders received 4 new Ordinary shares with a nominal value of 31¼
pence each for every 5 existing Ordinary shares which had a nominal value of 25 pence each. Earnings per share, diluted earnings per share, adjusted earnings per share and dividends per share were retrospectively adjusted to reflect the Share Consolidation in
2022.

	Ordinary shares of 25p each pre-share consolidation Ordinary shares of 31¼p each post-share consolidation		Share premium
	Number	£m	£m
Share capital issued and fully paid:
At 1 January 2022	5,387,015,059	1,347	3,301
Impact of share consolidation	(1,077,403,011)	–	–
Issued under employee share schemes	1,731,293	–	25
Ordinary shares acquired by ESOP Trusts	–	–	114
At 31 December 2022	4,311,343,341	1,347	3,440
Issued under employee share schemes	802,642	1	9
Ordinary shares acquired by ESOP Trusts	–	–	2
At 31 December 2023	4,312,145,983	1,348	3,451
Issued under employee share schemes	2,157,751	–	20
Ordinary shares acquired by ESOP Trusts	–	–	2
At 31 December 2024	4,314,303,734	1,348	3,473
At 31 December 2024, of the issued share capital, 64,314,305 shares were held in the ESOP Trusts, out of which 63,666,947 shares were held for the future exercise of share awards and 647,358 shares were held for the Executive Supplemental Savings plan. 169,171,555 shares were held as Treasury shares and 4,080,818,273 shares were in free issue. All issued shares are fully paid and there are no shares authorised but not in issue. The nominal, carrying and market values of the shares held in the ESOP
Trusts are disclosed in Note 45, ‘Employee share schemes’.